VARIABLE INSURANCE PRODUCTS FUND
VARIABLE INSURANCE PRODUCTS FUND II
VARIABLE INSURANCE PRODUCTS FUND III:
HIGH INCOME, ASSET MANAGER, ASSET MANAGER: GROWTH, BALANCED, EQUITY-INCOME, GROWTH & INCOME, GROWTH OPPORTUNITIES, CONTRAFUND, GROWTH, AND OVERSEAS PORTFOLIOS SUPPLEMENT TO THE OCTOBER 31, 1997 SERVICE CLASS PROSPECTUS
Effective April 1, 1998, Steven Kaye will assume responsibility of managing VIP III: Growth & Income Portfolio. He will succeed Beth Terrana who is currently Vice President and manager of the fund. Louis Salemy will become a portfolio assistant.
The following information will replace the similar information for Growth & Income Portfolio found under the heading "FMR and Its Affiliates" in the "The Funds in Detail" section.
Steven Kaye is Vice President and manager of VIP III: Growth & Income Portfolio, which he has managed since April 1998. He also manages another Fidelity fund. Since joining Fidelity in 1985, Mr. Kaye has worked as an analyst, manager, and assistant director of equity research.
Louis Salemy is a portfolio assistant for VIP III: Growth & Income, which he has managed since April 1998. Previously, he managed other Fidelity funds. Since joining Fidelity in 1992, Mr. Salemy has worked as an analyst, manager and portfolio assistant.
The following information supplements the information found under the heading "FMR and Its Affiliates" in the "The Funds in Detail" section. Effective January 1, 1998, John Avery assumed the responsibility of managing VIP III: Balanced Portfolio. He succeeded Bettina Doulton, who managed the fund until that date.
The following information replaces the similar information found under the heading "Who May Want to Invest" in the "The Funds in Detail" section.
Insurance companies may obtain more information about Initial Class shares, which are not offered through this prospectus, by calling Fidelity Distributors Corporation at 1-800-544-2442.
The following information supplements the information in the "Asset Manager and Asset Manager: Growth Portfolios" discussion under the heading "Investment Principles and Risks" in the "The Funds in Detail" section.
Under normal circumstances, a single reallocation will not involve more than 10% of Asset Manager's total assets or more than 20% of Asset Manager: Growth's total assets. Although FMR uses its expertise and resources in allocating assets, FMR's decisions may not be advantageous to a fund.
The following information in the "Asset Manager and Asset Manager:
Growth Portfolios" discussion under the heading "Investment Principles and Risks" in the "The Funds in Detail" section is deleted.
Although the funds seek to reduce their overall risk by diversifying among different types of investments, the funds aggressively invest in a wide variety of security types, including stocks and bonds issued in developed and developing countries and derivative transactions.
The following information replaces the similar information regarding Asset Manager Portfolio and Asset Manager: Growth Portfolio in the "Restrictions" for "Debt Securities" found under the heading "Securities and Investment Practices" in the "The Funds in Detail" section.
For each of Asset Manager and Asset Manager: Growth, purchase of a debt security is consistent with the fund's debt quality policy if it is rated at or above the stated level by Moody's Investors Service, Standard & Poor's, Duff & Phelps Credit Rating ; or Fitch IBCA, Inc., or is unrated but judged by FMR to be of equivalent quality. Each of Asset Manager and Asset Manager: Growth currently intends to limit its investments in lower than Baa-quality debt securities to less than 35% of its assets.
The following information replaces the similar information found under the heading "Fundamental Investment Policies and Restrictions" in the "The Funds in Detail" section.
BALANCED PORTFOLIO seeks both income and growth of capital by investing in a diversified portfolio of equity and fixed-income securities with income, growth of income, and capital appreciation potential.
GROWTH OPPORTUNITIES PORTFOLIO seeks to provide capital growth by investing primarily in common stocks and securities convertible into common stocks.
With respect to 75% of its total assets, each fund may not purchase a security if, as a result, more than 5% would be invested in the securities of any one issuer and may not purchase more than 10% of the outstanding voting securities of a single issuer. This limitation does not apply to U.S. Government securities. Each fund may not invest more than 25% of its total assets in any one industry. This limitation does not apply to U.S. Government securities.

VARIABLE INSURANCE PRODUCTS FUND III:
GROWTH & INCOME
PORTFOLIO DATED
APRIL 30, 1997 SUPPLEMENT TO THE PROSPECTUS
Effective April 1, 1998, Steven Kaye will assume responsibility of managing VIP III: Growth & Income Portfolio. He will succeed Beth Terrana who is currently Vice President and manager of the fund. Louis Salemy will become a portfolio assistant.
The following information will replace the similar information found under the heading "FMR and Its Affiliates" in the "The Funds in Detail" section.
Steven Kaye is Vice President and manager of VIP III: Growth & Income Portfolio, which he has managed since April 1998. He also manages another Fidelity fund. Since joining Fidelity in 1985, Mr. Kaye has worked as an analyst, manager, and assistant director of equity research.
Louis Salemy is a portfolio assistant for VIP III: Growth & Income, which he has managed since April 1998. Previously, he managed other Fidelity funds. Since joining Fidelity in 1992, Mr. Salemy has worked as an analyst, manager and portfolio assistant.
The original class of shares (Initial Class) of the fund is offered through the funds' April 30, 1997 Prospectus and Statement of Additional Information. An additional class of shares (Service Class) of the fund is offered through a separate Prospectus and Statement of Additional Information dated October 31, 1997.
The following information supplements the information found under the heading "Who May Want to Invest" in the "Key Facts" section.
The fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio. Initial Class shares, the original class of shares, of the fund are offered at net asset value and are not subject to a 12b-1 fee. Service Class shares of the fund are offered at net asset value and are subject to a 12b-1 fee. Because Initial Class shares are not subject to a 12b-1 fee, Initial Class shares are expected to have a higher total return than Service Class shares (excluding charges and expenses attributable to any particular insurance product). You may obtain more information about Service Class shares, which are not offered through this prospectus, from your insurance company or by calling Fidelity Distributors Corporation at 1-800-544-2442.
The following information replaces the similar information found under the heading "Charter" in the "The Fund in Detail" section.
The number of votes your insurance company is entitled to is based upon the dollar value of its investment. For a further discussion, please refer to your insurance company's separate account prospectus. Separate votes are taken by each class of shares, fund, or trust, if a matter affects just that class of shares, fund, or trust, respectively.
The following information replaces the similar information found under the heading "Transaction Details" in the "Account Policies" section.
A CLASS'S NAV is the value of a single share. The NAV of Initial Class of each fund is computed by adding Initial Class's pro rata share of the value of the fund's investments, cash, and other assets, subtracting Initial Class's pro rata share of the value of the fund's liabilities, subtracting the liabilities allocated to Initial Class, and dividing the result by the number of Initial Class shares of the fund that are outstanding.
A CLASS'S OFFERING PRICE (price to buy one share) is its NAV. A class's REDEMPTION PRICE (price to sell one share) is its NAV.

VARIABLE INSURANCE PRODUCTS FUND
VARIABLE INSURANCE PRODUCTS FUND II
VARIABLE INSURANCE PRODUCTS FUND III:
MONEY MARKET, INVESTMENT GRADE BOND, HIGH INCOME, ASSET MANAGER,
ASSET MANAGER: GROWTH, BALANCED, EQUITY-INCOME, INDEX 500, GROWTH & INCOME, GROWTH OPPORTUNITIES, CONTRAFUND, GROWTH, AND OVERSEAS PORTFOLIOS
SUPPLEMENT TO THE APRIL 30, 1997 PROSPECTUS
Effective April 1, 1998, Steven Kaye will assume responsibility of managing VIP III: Growth & Income Portfolio. He will succeed Beth Terrana who is currently Vice President and manager of the fund. Louis Salemy will become a portfolio assistant.
The following information will replace the similar information for Growth & Income Portfolio found under the heading "FMR and Its Affiliates" in the "The Funds in Detail" section.
Steven Kaye is Vice President and manager of VIP III: Growth & Income Portfolio, which he has managed since April 1998. He also manages another Fidelity fund. Since joining Fidelity in 1985, Mr. Kaye has worked as an analyst, manager, and assistant director of equity research.
Louis Salemy is a portfolio assistant for VIP III: Growth & Income, which he has managed since April 1998. Previously, he managed other Fidelity funds. Since joining Fidelity in 1992, Mr. Salemy has worked as an analyst, manager and portfolio assistant.
Pursuant to approval of shareholders of VIP II: Index 500 Portfolio at a shareholder meeting held on November 19, 1997, effective December 1, 1997 Bankers Trust Company (BT) has been appointed as the fund's sub-adviser. The references to BT are exclusively related to the sub-advisory relationship for Index 500 Portfolio.
The following information supplements the information found under the heading "The Funds at a Glance" in the "Key Facts" section.
Bankers Trust Company (BT) is a wholly-owned subsidiary of Bankers Trust New York Corporation, the seventh largest bank holding company in the United States. BT currently serves as sub-adviser to Index 500 Portfolio and manages the fund's portfolio.
The following information replaces the similar information found under the heading "Who May Want to Invest" in the "Key Facts" section. Because the fund seeks to track, rather than beat, the performance of the S&P 500, the fund is not managed in the same manner as other mutual funds. BT generally does not judge the merits of any particular stock as an investment. Therefore, you should not expect to achieve the potentially greater results that could be obtained by a fund that aggressively seeks growth.
The following information replaces the similar information found under the heading "Charter" in the "The Funds in Detail" section.
The trustees serve as trustees for other Fidelity funds. The majority of trustees are not otherwise affiliated with Fidelity or BT.
The following information supplements the information found under the heading "Charter" in the "The Funds in Detail" section.
BT AND ITS AFFILIATES
Index 500 Portfolio is managed by FMR, which handles its business affairs. BT, Index 500 Portfolio's sub-adviser, chooses the fund's investments. FMR supervises the sub-adviser and, in conjunction with the Board of Trustees, reviews the sub-adviser's performance of its duties. BT also acts as Index 500 Portfolio's custodian.
BT, a New York banking corporation with principal offices at 130 Liberty Street, New York, New York 10006, is a wholly-owned subsidiary of Bankers Trust New York Corporation.
BT, subject to the supervision and direction of the Board of Trustees and FMR, makes investment decisions for Index 500, places orders to buy, sell and lend the fund's investments, and manages the fund in accordance with its investment objective and policies. BT may utilize the expertise of any of its worldwide subsidiaries and affiliates to assist in its role as sub-adviser. BT places orders for portfolio transactions with broker-dealers and other firms of its choosing, which may include affiliates of BT or FMR.
BT investment personnel may invest in securities for their own accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.
The following information replaces the similar information found under the heading "FMR and Its Affiliates" in the "The Funds in Detail" section.
FMR and BT may use their broker-dealer affiliates and other firms that sell fund shares to carry out a fund's transactions, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.
Each use of the term "FMR" in the "Index 500 Portfolio" discussion under the heading "Investment Principles and Risks" in the "The Funds in Detail" section is replaced with the term "BT," except for the use in the following sentence, which replaces the similar sentence in the discussion.
FMR monitors correlation between the performance of the fund and that of the S&P 500 on a monthly basis.
The following information replaces the similar information found under the heading "Securities and Investment Practices" in the "The Funds in Detail" section.
The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR (BT for Index
500) may employ in pursuit of a fund's investment objective, and a summary of related risks. Any restrictions listed supplement those discussed earlier in this section. A complete listing of each fund's limitations and more detailed information about each fund's investments are contained in the funds' SAI. Policies and limitations are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances.
FMR (BT for Index 500) may not buy all of these instruments or use all of these techniques unless it believes that they are consistent with a fund's investment objective and policies and that doing so will help a fund achieve its goal. Fund holdings and recent investment strategies are detailed in each fund's financial reports, which are sent to shareholders twice a year. For a free SAI or financial report, contact your insurance company.
FMR can use these practices to adjust the risk and return characteristics of a fund's portfolio of investments. For Index 500, BT can use these practices in its efforts to track the return of the S&P 500. If FMR (BT for Index 500) judges market conditions incorrectly or employs a strategy that does not correlate well with a fund's investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised. ILLIQUID AND RESTRICTED SECURITIES. Some investments may be determined by FMR (BT for Index 500), under the supervision of the Board of Trustees (and FMR), to be illiquid, which means that they may be difficult to sell promptly at an acceptable price. The sale of some illiquid securities and some other securities may be subject to legal restrictions. Difficulty in selling securities may result in a loss or may be costly to a fund.
CASH MANAGEMENT. A fund may invest in money market securities, in repurchase agreements, and in a money market fund available only to funds and accounts managed by FMR or its affiliates, whose goal is to seek a high level of current income while maintaining a stable $1.00 share price. Index 500 Portfolio may also invest in similar money market funds managed by BT or other investment managers. A major change in interest rates or a default on a money market fund's investments could cause its share price to change.
LENDING securities to broker-dealers and institutions, including Fidelity Brokerage Services, Inc. (FBSI), an affiliate of FMR, is a means of earning income. For Index 500 Portfolio, BT receives a portion of securities lending income as a sub-advisory fee. Securities lending could result in a loss or a delay in recovering a fund's securities. A fund may also lend money to other funds advised by FMR. The following information replaces the similar information found under the heading "Breakdown of Expenses" in the "The Funds in Detail" section.
Each fund pays a MANAGEMENT FEE to FMR for managing its investments and business affairs. FMR in turn pays fees to affiliates who provide assistance with these services for Money Market, High Income, Asset Manager, Asset Manager: Growth, Balanced, Growth & Income, Growth Opportunities, Contrafund, and Overseas Portfolios. FMR and Index 500 Portfolio pay sub-advisory fees to BT for managing the fund's investments, administering its securities lending program, and for custodial services. Each fund also pays OTHER EXPENSES, which are explained on page 31.
The following information replaces the similar information found under the heading "Management Fee" in the "The Funds in Detail" section.
The management and sub-advisory fees for Index 500 are calculated and paid every month to FMR and BT, respectively. Index 500 pays the fees at the annual rate of 0.24% of its average net assets. This fee includes a management fee of 0.24% payable to FMR and an estimated sub-advisory fee of less than 0.01% payable to BT (representing 40% of net income from securities lending).
The following information supplements the information found under the heading "Management Fee" in the "The Funds in Detail" section.
BT is Index 500 Portfolio's sub-adviser under an agreement with FMR and the fund. For providing investment management, securities lending, and custodial services to the fund, FMR pays BT fees at an annual rate of 0.006% of the fund's average net assets. In addition, the fund pays BT fees equal to 40% of net income from the fund's securities lending program. The remaining 60% of net income from the fund's securities lending program goes to the fund.
The following information replaces the similar information found under the heading "Other Expenses" in the "The Funds in Detail" section. While management fees and sub-advisory fees, as applicable, are a significant component of the funds' annual operating costs, the funds have other expenses as well.
Fidelity Service Company, Inc. (FSC) calculates the net asset value per share (NAV) and dividends for Initial Class of each fund, maintains the general accounting records for each fund, and (except for Money Market and Index 500 Portfolios) administers the securities lending program for each fund.
Expenses eligible for reimbursement do not include interest, taxes, brokerage commissions (and, for Index 500, other transaction costs), or extraordinary expenses. In addition, for Index 500, sub-advisory fees paid by the fund associated with securities lending are not eligible for reimbursement.
Each fund also pays other expenses, such as legal, audit, and (except Index 500) custodian fees; in some instances, proxy solicitation costs; and the compensation of trustees who are not affiliated with Fidelity. A broker-dealer may use a portion of the commissions paid by a fund to reduce that fund's custodian or transfer agent fees.
Initial Class shares of each fund have adopted a DISTRIBUTION AND SERVICE PLAN . Each Plan recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with the distribution of Initial Class shares. FMR, directly or through FDC, may make payments to third parties, such as banks or broker-dealers, that engage in the sale of, or provide shareholder support services for, Initial Class shares. Currently, the Board of Trustees of each fund has authorized such payments.
Each use of the terms "FMR Texas Inc." and "FMR Texas" under the heading "The Funds at a Glance" in the "Key Facts" section and the headings "FMR and Its Affiliates" and "Management Fee" in the "The Funds in Detail" section is replaced with the terms "Fidelity Investments Money Management, Inc." and "FIMM," respectively, except for the use in the following sentence, which replaces the similar sentence under the heading "Management Fee" in the "The Funds in Detail" section. FIMM is located in Merrimack, New Hampshire.
FMR paid FMR Texas Inc., the predecessor company to FIMM, a fee equal to 0.10% of Money Market Portfolio's average net assets for the fiscal year ended December 31, 1996.
The original class of shares (Initial Class) of each fund is offered through the funds' April 30, 1997 Prospectus and Statement of Additional Information. An additional class of shares (Service Class) of each fund, except Index 500 Portfolio, Investment Grade Bond Portfolio, and Money Market Portfolio, is offered through a separate Prospectus and Statement of Additional Information dated October 31, 1997, as supplemented February 17, 1998.
The following information supplements the information found under the heading "Who May Want to Invest" in the "Key Facts" section.
Each fund (except Money Market Portfolio, Investment Grade Bond Portfolio, and Index 500 Portfolio) is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio. Initial Class shares, the original class of shares, of each fund are offered at net asset value and are not subject to a 12b-1 fee. Service Class shares of each fund (except Money Market Portfolio, Investment Grade Bond Portfolio, and Index 500 Portfolio) are offered at net asset value and are subject to a 12b-1 fee. Because Initial Class shares are not subject to a 12b-1 fee, Initial Class shares are expected to have a higher total return than Service Class shares (excluding charges and expenses attributable to any particular insurance product). Insurance companies may obtain more information about Service Class shares, which are not offered through this prospectus, or by calling Fidelity Distributors Corporation at 1-800-544-2442.
The following information replaces the similar information found under the heading "Charter" in the "The Funds in Detail" section.
With respect to funds of VIP and VIP II, your insurance company is entitled to one vote for each share it owns. With respect to funds of VIP III, the number of votes your insurance company is entitled to is based upon the dollar value of its investment. For a further discussion, please refer to your insurance company's separate account prospectus. Separate votes are taken by each class of shares, fund, or trust, if a matter affects just that class of shares, fund, or trust, respectively.
The following information replaces the similar information found under the heading "FMR and Its Affiliates" in the "The Funds in Detail" section.
Fidelity Management & Research (U.K.) Inc. (FMR U.K.), in London, England, serves as a sub-adviser for High Income, Asset Manager, Asset
Manager: Growth, Balanced, Growth & Income, Growth Opportunities, Contrafund, and Overseas Portfolios.
Fidelity Management & Research (Far East) Inc. (FMR Far East), in Tokyo, Japan, serves as a sub-adviser for High Income, Asset Manager, Asset Manager: Growth, Balanced, Growth & Income, Growth Opportunities, Contrafund, and Overseas Portfolios.
The following information replaces the similar information found under the heading "FMR and Its Affiliates" in the "The Funds in Detail" section.
Barry Coffman is Vice President and manager of VIP: High Income Portfolio, which he has managed since August 1990. He also co-manages other Fidelity funds. Mr. Coffman joined Fidelity as an analyst in 1986.
Dick Habermann is Vice President and lead manager of VIP II: Asset Manager Portfolio and VIP II: Asset Manager: Growth Portfolio, both of which he has managed since March 1996. He also manages several other Fidelity funds. Previously, he was division head for international equities and director of international research from 1991 to 1996. Mr. Habermann joined Fidelity in 1968.
Charles Morrison is Vice President of VIP II: Asset Manager Portfolio and VIP II: Asset Manager: Growth Portfolio and manager of the funds' fixed-income investments since February 1997. He also manages other Fidelity funds. Since joining Fidelity in 1987, Mr. Morrison has worked as an analyst and manager.
Steve Snider is manager of the equity investments of VIP II: Asset Manager Portfolio and VIP II: Asset Manager: Growth Portfolio, which he has managed since October 1997. He also manages trust accounts for Fidelity Management Trust Company (FMTC). Since joining Fidelity as a quantitative analyst in 1992, Mr. Snider has worked as a manager and a Vice President for FMTC.
John Todd is Vice President of VIP II: Asset Manager Portfolio and VIP
II: Asset Manager: Growth Portfolio and manager of the funds' money market investments since December 1996. He also manages other Fidelity funds. Mr. Todd joined Fidelity as a portfolio manager in 1981.
John Avery is manager of VIP III: Balanced Portfolio, which he has managed since September 1997. He also manages another Fidelity fund. Mr. Avery joined Fidelity as an analyst in 1995. Previously, he was an analyst for Putnam Investments from 1993 to 1994. Mr. Avery received his MBA from The Wharton School at the University of Pennsylvania in 1993.
Kevin Grant is Vice President and manager of VIP II: Investment Grade Bond Portfolio, which he has managed since February 1997. He also is Vice President of VIP III: Balanced Portfolio and manager of its fixed-income investments since March 1996. He also manages several other Fidelity funds. Prior to joining Fidelity as a manager in 1993, Mr. Grant was a vice president and chief mortgage strategist at Morgan Stanley for three years.
Stephen Petersen is Vice President and manager of VIP: Equity-Income Portfolio, which he has managed since January 1997. He also manages another Fidelity fund. Since joining Fidelity in 1980, Mr. Petersen has worked as an analyst and manager.
George Vanderheiden is Vice President and manager of VIP III: Growth Opportunities Portfolio, which he has managed since January 1995. He also manages several other Fidelity funds. Mr. Vanderheiden joined Fidelity in 1971; he has worked as a portfolio manager since 1980. Will Danoff is Vice President and manager of VIP II: Contrafund Portfolio, which he has managed since January 1995. He also manages another Fidelity fund. Since joining Fidelity in 1986, Mr. Danoff has worked as an analyst and manager.
Jennifer Uhrig is Vice President and manager of VIP: Growth Portfolio, which she has managed since January 1997. She also manages another Fidelity fund. Since joining Fidelity in 1987, Ms. Uhrig has worked as an analyst and manager.
Richard Mace is Vice President and manager of VIP: Overseas Portfolio, which he has managed since March 1996. He also manages several other Fidelity funds. Since joining Fidelity in 1987, Mr. Mace has worked as an analyst and manager.
The following information supplements the information found under the heading "Who May Want to Invest" in the "Key Facts" section.
Effective January 1, 1998, John Avery assumed the responsibility of managing VIP III: Balanced Portfolio. He succeeded Bettina Doulton, who managed the fund until that date.
The following information supplements the information found under the heading "Investment Principles and Risks" in the "The Funds in Detail" section.
FMR normally invests each fund's assets according to its investment strategy. High Income, Asset Manager, Asset Manager: Growth, Balanced, Equity-Income, Index 500, Growth & Income, Growth Opportunities, Contrafund, Growth, and Overseas Portfolios also reserve the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes. Investment Grade Bond Portfolio reserves the right to invest without limitation in investment-grade money market or short-term debt instruments for temporary, defensive purposes.
The following information replaces the similar information in the "Investment Grade Bond Portfolio" discussion under the heading "Investment Principles and Risks" in the "The Funds in Detail" section.
Although the fund can invest in securities of any maturity, FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to bonds with maturities between four and ten years. The following information supplements the information in the "Investment Grade Bond Portfolio" discussion under the heading "Investment Principles and Risks" in the "The Funds in Detail" section.
In managing Investment Grade Bond Portfolio, FMR selects a benchmark index which is representative of the universe of securities in which the fund invests. FMR uses this benchmark as a guide in structuring the fund and selecting its investments. The benchmark index for the fund is the Lehman Brothers Aggregate Bond Index, a market value weighted benchmark of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. FMR manages the fund to have similar overall interest rate risk to the Index.
In the disclosure regarding Asset Manager Portfolio and Asset Manager:
Growth Portfolio found under the headings "The Funds at a Glance" and "Who May Want to Invest" in the "Key Facts" section and the heading "Investment Principles and Risks" in the "The Funds in Detail" section, references to short-term instruments include money market instruments. In addition, the following information supplements the information in the "Asset Manager and Asset Manager: Growth Portfolios" discussion under the heading "Investment Principles and Risks" in the "The Funds in Detail" section.
Under normal circumstances, a single reallocation will not involve more than 10% of Asset Manager's total assets or more than 20% of Asset Manager: Growth's total assets. Although FMR uses its expertise and resources in allocating assets, FMR's decisions may not be advantageous to a fund.
The following information in the "Asset Manager and Asset Manager:
Growth Portfolios" discussion under the heading "Investment Principles and Risks" in the "The Funds in Detail" section is deleted.
Although the funds seek to reduce their overall risk by diversifying among different types of investments, the funds aggressively invest in a wide variety of security types, including stocks and bonds issued in developed and developing countries and derivative transactions.
The following information replaces the "Restrictions" for "Equity Securities" and "Exposure to Foreign Markets," respectively, found under the heading "Securities and Investment Practices" in the "The Funds in Detail" section.
RESTRICTIONS: With respect to 75% of its total assets, each fund (excluding Money Market) may not purchase more than 10% of the outstanding voting securities of a single issuer. For Index 500, this limitation does not apply to securities of other investment companies. High Income may invest up to 20% of its total assets in common stocks and other equity securities.
RESTRICTIONS: FMR limits the amount of each of High Income, Equity-Income, Growth, Investment Grade Bond, Asset Manager and Index 500 Portfolios' assets that may be invested in foreign securities to 50%. However, pursuant to certain state insurance regulations, each such fund and each of Money Market, Overseas, Asset Manager: Growth, Balanced, Growth Opportunities, and Contrafund Portfolios may not invest more than 20% of its assets in any one foreign country. Each of these funds may have an additional 15% invested in securities of issuers located in any one (but only one) of the following countries:
Australia, Canada, France, Japan, the United Kingdom, or Germany.
The following information replaces the similar information regarding Asset Manager Portfolio and Asset Manager: Growth Portfolio in the "Restrictions" for "Debt Securities" found under the heading "Securities and Investment Practices" in the "The Funds in Detail" section.
For each of Asset Manager and Asset Manager: Growth, purchase of a debt security is consistent with the fund's debt quality policy if it is rated at or above the stated level by Moody's Investors Service, Standard & Poor's, Duff & Phelps Credit Rating Co., or Fitch IBCA, Inc., or is unrated but judged by FMR to be of equivalent quality. Each of Asset Manager and Asset Manager: Growth currently intends to limit its investments in lower than Baa-quality debt securities to less than 35% of its assets.
The following information supplements the information found under the heading "Securities and Investment Practices" in the "The Funds in Detail" section.
FOREIGN REPURCHASE AGREEMENTS may be less well secured than U.S. repurchase agreements, and may be denominated in foreign currencies. They also may involve greater risk of loss if the counterparty defaults. Some counterparties in these transactions may be less creditworthy than those in the U.S. markets.
The following information replaces the similar information in the "Restrictions" for "Diversification" found under the heading "Securities and Investment Practices" in the "The Funds in Detail" section.
RESTRICTIONS: Money Market Portfolio may not invest more than 5% of its total assets in any one issuer, except that the fund may invest up to 10% of its total assets in certain other money market funds and in the highest quality securities of a single issuer for up to three business days. These limitations do not apply to U.S. Government securities.
With respect to 75% of its total assets, each of Investment Grade Bond, High Income, Asset Manager, Asset Manager: Growth, Balanced, Equity-Income, Index 500, Growth & Income, Growth Opportunities, Contrafund, Growth, and Overseas Portfolios may not purchase a security if, as a result, more than 5% would be invested in the securities of any one issuer. This limitation does not apply to U.S. Government securities or, for Index 500 Portfolio, to securities of other investment companies.
Each fund (other than Money Market Portfolio) may not invest more than 25% of its total assets in any one industry. This limitation does not apply to U.S. Government securities.
The following information replaces the similar information found under the heading "Fundamental Investment Policies and Restrictions" in the "The Funds in Detail" section.
BALANCED PORTFOLIO seeks both income and growth of capital by investing in a diversified portfolio of equity and fixed-income securities with income, growth of income, and capital appreciation potential.
GROWTH OPPORTUNITIES PORTFOLIO seeks to provide capital growth by investing primarily in common stocks and securities convertible into common stocks.
With respect to 75% of its total assets, each fund (other than Money Market) may not purchase a security if, as a result, more than 5% would be invested in the securities of any one issuer and may not purchase more than 10% of the outstanding voting securities of a single issuer. This limitation does not apply to U.S. Government securities or, for Index 500 Portfolio, to securities of other investment companies. Each fund (other than Money Market) may not invest more than 25% of its total assets in any one industry. This limitation does not apply to U.S. Government securities. Money Market will invest more than 25% of its total assets in the financial services industry.
The following information replaces the similar information found under the heading "Management Fee" in the "The Funds in Detail" section.
On behalf of High Income, Asset Manager: Growth, Balanced, Growth Opportunities, Growth & Income, Contrafund, and Overseas Portfolios, the sub-advisers may also provide investment management services. In return, FMR pays FMR U.K., FMR Far East, and FIIA a fee equal to 50% of its management fee rate with respect to a fund's investments that the sub-adviser manages on a discretionary basis. FIIA pays FIIAL U.K. a fee equal to 110% of the cost of providing these services.
The following information replaces the similar information found under the heading "Transaction Details" in the "Account Policies" section.
A CLASS'S NAV is the value of a single share. The NAV of Initial Class of each fund is computed by adding Initial Class's pro rata share of the value of the fund's investments, cash, and other assets, subtracting Initial Class's pro rata share of the value of the fund's liabilities, subtracting the liabilities allocated to Initial Class, and dividing the result by the number of Initial Class shares of the fund that are outstanding.
A CLASS'S OFFERING PRICE (price to buy one share) is its NAV. A class's REDEMPTION PRICE (price to sell one share) is its NAV.